Legal Proceedings - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Commitments and Contingencies [Line Items]
Lease contract for a period	5 years
Cash advances by CEMEX Colombia		$ 13.4
Interest for advances		$ 1.2
Purchase of the assets related to the project in Colombian pesos				$ 14.3			$ 295
Impairment loss			$ 984		$ 1,899	$ 1,145
VAT Payable [member]
Disclosure of Commitments and Contingencies [Line Items]
Accounts payable				9.2			191
Bottom of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Expiration of property over the aforementioned assets		5 years	5 years
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Expiration of property over the aforementioned assets		10 years	10 years
Maceo plant [member]
Disclosure of Commitments and Contingencies [Line Items]
Impairment loss				0.0
Consideration transferred				$ 9.1			$ 188
Investment in plant		$ 340.0
Net book value of adjustment in investment property		$ 333.0	$ 6,543